Estimated unrecognized deferred compensation (Details 2) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2022 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 2,316	SFr 2,316
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 18 days
Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 986	986
Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	206	206
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	130	130
Strategic Delivery Plan
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	436	436
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	173	173
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	385	385
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	2,227	SFr 2,227
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)		1 year 3 months 18 days
Bank | Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	953	SFr 953
Bank | Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	203	203
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	124	124
Bank | Strategic Delivery Plan
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	413	413
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	165	165
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 369	SFr 369